Supplemental Financial Information - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Disclosure Supplemental Financial Information Supplemental Consolidated Balance Sheet Information [Abstract]
Net proceeds from common stock offering (in dollars)	$ 96,700	$ 0	$ 97,102
Underwritten public offering (in shares)	20,000,000
Price per share of stock issued in underwritten public offering (in dollars per share)	$ 5.10